GCAT 2021-NQM3 Trust ABS-15G

Exhibit 99.26

Client Name:	Angelo Gordon
Client Project Name:	GCAT 2021-NQM3
Start - End Dates:	11/13/2020 - 5/3/2021
Deal Loan Count:	291

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC2302	Missing Required Income Documentation	1
Total				1

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.